Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	$ 32,187	$ 30,268	$ 30,473	$ 32,360	$ 32,993	$ 31,983	$ 32,991	$ 30,934	$ 31,162	$ 30,531	$ 29,880	$ 29,335	$ 28,454	$ 27,170	$ 28,421	$ 27,533	$ 26,119	$ 25,833	$ 24,532	$ 22,439	$ 23,050	$ 24,203	$ 24,679	$ 23,825	$ 22,302	$ 22,216	$ 21,982	$ 21,409	$ 21,922	$ 20,509	$ 21,785	$ 20,704	$ 19,135	$ 21,091	$ 21,908	$ 20,029	$ 21,858	$ 21,887	$ 24,045	$ 23,290	$ 23,891	$ 25,385	$ 24,423	$ 24,801	$ 23,230	$ 24,321	$ 23,647	$ 23,253	$ 22,694	$ 22,591	$ 21,483	$ 20,740	$ 20,111	$ 20,201	$ 19,331	$ 17,235	$ 17,615	$ 18,281	$ 17,046	$ 16,130	$ 15,769	$ 14,969	$ 13,218	$ 15,326	$ 16,692	$ 16,711	$ 16,242	$ 15,647	$ 15,317	$ 15,053	$ 15,366	$ 15,141	$ 14,147	$ 15,126	$ 14,545	$ 14,336	$ 13,849	$ 12,754	$ 14,063	$ 13,787	$ 14,883	$ 14,858	$ 14,354	$ 13,893	$ 13,803	$ 13,424	$ 13,373	$ 13,647	$ 14,169	$ 13,460	$ 13,327	$ 12,934	$ 12,658	$ 12,356	$ 12,333	$ 12,104	$ 11,996	$ 11,875	$ 11,750	$ 11,742	$ 11,321	$ 11,112	$ 10,899	$ 10,432	$ 10,663	$ 10,646	$ 10,619	$ 10,214	$ 10,193	$ 10,014	$ 9,952	$ 9,297	$ 9,300	$ 9,857	$ 10,063	$ 10,008	$ 9,275	$ 9,553	$ 10,167	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,724	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,724	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,724	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,724	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,724	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,724	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,724	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,724	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,724	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 19,336	18,765	18,275	18,096	18,392	18,252	17,795	18,342	17,844	18,319	17,954	17,561	17,124	16,979	16,543	17,079	16,682	16,415	16,436	15,657	14,582	15,010	15,538	15,891	15,520	15,014	15,283	15,144	14,880	15,313	14,516	14,832	13,922	13,471	14,593	15,051	14,318	15,249	15,205	16,149	16,139	16,390	17,033	16,568	16,874	16,468	16,917	16,699	16,580	16,472	16,248	15,793	15,550	15,364	15,458	14,999	13,834	14,022	14,270	13,855	13,379	13,121	12,714	11,868	13,060	13,665	13,701	13,419	13,236	13,020	12,832	12,943	12,902	12,370	12,751	12,510	12,353	12,143	11,511	11,934	11,770	12,352	12,365	12,258	12,048	12,066	11,993	11,981	12,058	12,415	12,086	11,956	11,796	11,651	11,517	11,460	11,268	11,225	11,097	10,982	10,928	10,711	10,541	10,404	10,348	10,501	10,461	10,439	10,156	10,071	10,042	9,918	9,446	9,401	9,709	9,845	9,886	9,487	9,665	10,025	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 19,336	18,765	18,275	18,096	18,392	18,252	17,795	18,342	17,844	18,319	17,954	17,561	17,124	16,979	16,543	17,079	16,682	16,415	16,436	15,657	14,582	15,010	15,538	15,891	15,520	15,014	15,283	15,144	14,880	15,313	14,516	14,832	13,922	13,471	14,593	15,051	14,318	15,249	15,205	16,149	16,139	16,390	17,033	16,568	16,874	16,468	16,917	16,699	16,580	16,472	16,248	15,793	15,550	15,364	15,458	14,999	13,834	14,022	14,270	13,855	13,379	13,121	12,714	11,868	13,060	13,665	13,701	13,419	13,236	13,020	12,832	12,943	12,902	12,370	12,751	12,510	12,353	12,143	11,511	11,934	11,770	12,352	12,365	12,258	12,048	12,066	11,993	11,981	12,058	12,415	12,086	11,956	11,796	11,651	11,517	11,460	11,268	11,225	11,097	10,982	10,928	10,711	10,541	10,404	10,348	10,501	10,461	10,439	10,156	10,071	10,042	9,918	9,446	9,401	9,709	9,845	9,886	9,487	9,665	10,025	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 19,336	18,765	18,275	18,096	18,392	18,252	17,795	18,342	17,844	18,319	17,954	17,561	17,124	16,979	16,543	17,079	16,682	16,415	16,436	15,657	14,582	15,010	15,538	15,891	15,520	15,014	15,283	15,144	14,880	15,313	14,516	14,832	13,922	13,471	14,593	15,051	14,318	15,249	15,205	16,149	16,139	16,390	17,033	16,568	16,874	16,468	16,917	16,699	16,580	16,472	16,248	15,793	15,550	15,364	15,458	14,999	13,834	14,022	14,270	13,855	13,379	13,121	12,714	11,868	13,060	13,665	13,701	13,419	13,236	13,020	12,832	12,943	12,902	12,370	12,751	12,510	12,353	12,143	11,511	11,934	11,770	12,352	12,365	12,258	12,048	12,066	11,993	11,981	12,058	12,415	12,086	11,956	11,796	11,651	11,517	11,460	11,268	11,225	11,097	10,982	10,928	10,711	10,541	10,404	10,348	10,501	10,461	10,439	10,156	10,071	10,042	9,918	9,446	9,401	9,709	9,845	9,886	9,487	9,665	10,025	10,000
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Account Value	$ 14,041	13,765	13,710	13,603	13,659	13,433	13,265	13,544	13,347	13,701	13,493	13,257	12,934	12,823	12,567	12,905	12,736	12,780	12,808	12,314	11,701	11,920	12,254	12,402	12,296	12,183	12,348	12,260	12,000	12,312	11,888	11,998	11,470	11,402	12,083	12,434	12,042	12,448	12,395	12,946	13,168	13,341	13,687	13,565	13,630	13,535	13,752	13,705	13,576	13,495	13,380	13,170	13,171	13,289	13,385	13,209	12,746	12,840	12,928	12,836	12,549	12,403	12,204	11,785	12,249	12,321	12,196	12,097	12,054	11,962	11,919	11,825	11,794	11,544	11,554	11,477	11,311	11,248	10,966	10,976	10,888	11,103	11,137	11,075	11,004	11,008	10,958	11,004	10,992	11,151	11,099	11,036	10,990	10,943	10,929	10,854	10,754	10,759	10,667	10,579	10,557	10,451	10,373	10,321	10,461	10,567	10,537	10,544	10,417	10,264	10,273	10,189	9,960	9,883	9,910	9,959	10,018	9,883	9,912	10,027	10,000
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Account Value	$ 14,041	13,765	13,710	13,603	13,659	13,433	13,265	13,544	13,347	13,701	13,493	13,257	12,934	12,823	12,567	12,905	12,736	12,780	12,808	12,314	11,701	11,920	12,254	12,402	12,296	12,183	12,348	12,260	12,000	12,312	11,888	11,998	11,470	11,402	12,083	12,434	12,042	12,448	12,395	12,946	13,168	13,341	13,687	13,565	13,630	13,535	13,752	13,705	13,576	13,495	13,380	13,170	13,171	13,289	13,385	13,209	12,746	12,840	12,928	12,836	12,549	12,403	12,204	11,785	12,249	12,321	12,196	12,097	12,054	11,962	11,919	11,825	11,794	11,544	11,554	11,477	11,311	11,248	10,966	10,976	10,888	11,103	11,137	11,075	11,004	11,008	10,958	11,004	10,992	11,151	11,099	11,036	10,990	10,943	10,929	10,854	10,754	10,759	10,667	10,579	10,557	10,451	10,373	10,321	10,461	10,567	10,537	10,544	10,417	10,264	10,273	10,189	9,960	9,883	9,910	9,959	10,018	9,883	9,912	10,027	10,000
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Account Value	$ 14,041	13,765	13,710	13,603	13,659	13,433	13,265	13,544	13,347	13,701	13,493	13,257	12,934	12,823	12,567	12,905	12,736	12,780	12,808	12,314	11,701	11,920	12,254	12,402	12,296	12,183	12,348	12,260	12,000	12,312	11,888	11,998	11,470	11,402	12,083	12,434	12,042	12,448	12,395	12,946	13,168	13,341	13,687	13,565	13,630	13,535	13,752	13,705	13,576	13,495	13,380	13,170	13,171	13,289	13,385	13,209	12,746	12,840	12,928	12,836	12,549	12,403	12,204	11,785	12,249	12,321	12,196	12,097	12,054	11,962	11,919	11,825	11,794	11,544	11,554	11,477	11,311	11,248	10,966	10,976	10,888	11,103	11,137	11,075	11,004	11,008	10,958	11,004	10,992	11,151	11,099	11,036	10,990	10,943	10,929	10,854	10,754	10,759	10,667	10,579	10,557	10,451	10,373	10,321	10,461	10,567	10,537	10,544	10,417	10,264	10,273	10,189	9,960	9,883	9,910	9,959	10,018	9,883	9,912	10,027	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 24,564	23,644	22,598	22,307	22,925	22,977	22,154	23,028	22,133	22,683	22,164	21,606	21,039	20,871	20,248	20,984	20,333	19,663	19,692	18,626	17,085	17,718	18,434	19,009	18,315	17,352	17,724	17,545	17,303	17,831	16,645	17,194	15,932	15,016	16,552	17,105	16,031	17,519	17,500	18,838	18,530	18,841	19,799	18,957	19,549	18,796	19,487	19,077	18,995	18,867	18,541	17,828	17,329	16,808	16,879	16,139	14,323	14,579	14,973	14,265	13,625	13,283	12,707	11,517	13,526	14,689	14,903	14,439	14,119	13,783	13,464	13,784	13,735	12,930	13,687	13,284	13,157	12,802	11,836	12,722	12,488	13,455	13,453	13,294	12,949	12,978	12,877	12,803	12,974	13,512	12,889	12,698	12,422	12,187	11,934	11,900	11,622	11,535	11,366	11,220	11,126	10,825	10,569	10,363	10,148	10,346	10,291	10,245	9,830	9,824	9,774	9,616	8,950	8,948	9,493	9,697	9,734	9,115	9,424	10,014	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 24,564	23,644	22,598	22,307	22,925	22,977	22,154	23,028	22,133	22,683	22,164	21,606	21,039	20,871	20,248	20,984	20,333	19,663	19,692	18,626	17,085	17,718	18,434	19,009	18,315	17,352	17,724	17,545	17,303	17,831	16,645	17,194	15,932	15,016	16,552	17,105	16,031	17,519	17,500	18,838	18,530	18,841	19,799	18,957	19,549	18,796	19,487	19,077	18,995	18,867	18,541	17,828	17,329	16,808	16,879	16,139	14,323	14,579	14,973	14,265	13,625	13,283	12,707	11,517	13,526	14,689	14,903	14,439	14,119	13,783	13,464	13,784	13,735	12,930	13,687	13,284	13,157	12,802	11,836	12,722	12,488	13,455	13,453	13,294	12,949	12,978	12,877	12,803	12,974	13,512	12,889	12,698	12,422	12,187	11,934	11,900	11,622	11,535	11,366	11,220	11,126	10,825	10,569	10,363	10,148	10,346	10,291	10,245	9,830	9,824	9,774	9,616	8,950	8,948	9,493	9,697	9,734	9,115	9,424	10,014	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 24,564	23,644	22,598	22,307	22,925	22,977	22,154	23,028	22,133	22,683	22,164	21,606	21,039	20,871	20,248	20,984	20,333	19,663	19,692	18,626	17,085	17,718	18,434	19,009	18,315	17,352	17,724	17,545	17,303	17,831	16,645	17,194	15,932	15,016	16,552	17,105	16,031	17,519	17,500	18,838	18,530	18,841	19,799	18,957	19,549	18,796	19,487	19,077	18,995	18,867	18,541	17,828	17,329	16,808	16,879	16,139	14,323	14,579	14,973	14,265	13,625	13,283	12,707	11,517	13,526	14,689	14,903	14,439	14,119	13,783	13,464	13,784	13,735	12,930	13,687	13,284	13,157	12,802	11,836	12,722	12,488	13,455	13,453	13,294	12,949	12,978	12,877	12,803	12,974	13,512	12,889	12,698	12,422	12,187	11,934	11,900	11,622	11,535	11,366	11,220	11,126	10,825	10,569	10,363	10,148	10,346	10,291	10,245	9,830	9,824	9,774	9,616	8,950	8,948	9,493	9,697	9,734	9,115	9,424	10,014	10,000
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Account Value	$ 19,200	18,570	17,983	17,724	18,110	18,073	17,677	18,120	17,678	18,170	17,807	17,407	17,015	16,789	16,285	16,790	16,422	16,080	16,102	15,377	14,304	14,673	15,220	15,556	15,186	14,650	14,847	14,697	14,311	14,723	13,947	14,264	13,377	12,944	14,052	14,564	13,843	14,793	14,773	15,845	15,829	16,139	16,824	16,437	16,721	16,267	16,782	16,545	16,420	16,321	16,122	15,609	15,428	15,294	15,392	14,884	13,740	13,944	14,232	13,741	13,185	12,902	12,514	11,711	12,911	13,538	13,555	13,252	13,086	12,843	12,725	12,804	12,782	12,232	12,594	12,359	12,207	12,034	11,436	11,878	11,742	12,360	12,375	12,271	12,064	12,108	12,090	12,083	12,171	12,526	12,103	11,970	11,786	11,650	11,528	11,463	11,231	11,197	11,002	10,847	10,756	10,548	10,339	10,206	10,277	10,483	10,422	10,406	10,103	10,020	10,050	9,900	9,400	9,339	9,663	9,768	9,855	9,446	9,640	10,033	10,000
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Account Value	$ 19,200	18,570	17,983	17,724	18,110	18,073	17,677	18,120	17,678	18,170	17,807	17,407	17,015	16,789	16,285	16,790	16,422	16,080	16,102	15,377	14,304	14,673	15,220	15,556	15,186	14,650	14,847	14,697	14,311	14,723	13,947	14,264	13,377	12,944	14,052	14,564	13,843	14,793	14,773	15,845	15,829	16,139	16,824	16,437	16,721	16,267	16,782	16,545	16,420	16,321	16,122	15,609	15,428	15,294	15,392	14,884	13,740	13,944	14,232	13,741	13,185	12,902	12,514	11,711	12,911	13,538	13,555	13,252	13,086	12,843	12,725	12,804	12,782	12,232	12,594	12,359	12,207	12,034	11,436	11,878	11,742	12,360	12,375	12,271	12,064	12,108	12,090	12,083	12,171	12,526	12,103	11,970	11,786	11,650	11,528	11,463	11,231	11,197	11,002	10,847	10,756	10,548	10,339	10,206	10,277	10,483	10,422	10,406	10,103	10,020	10,050	9,900	9,400	9,339	9,663	9,768	9,855	9,446	9,640	10,033	10,000
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Account Value	$ 19,200	18,570	17,983	17,724	18,110	18,073	17,677	18,120	17,678	18,170	17,807	17,407	17,015	16,789	16,285	16,790	16,422	16,080	16,102	15,377	14,304	14,673	15,220	15,556	15,186	14,650	14,847	14,697	14,311	14,723	13,947	14,264	13,377	12,944	14,052	14,564	13,843	14,793	14,773	15,845	15,829	16,139	16,824	16,437	16,721	16,267	16,782	16,545	16,420	16,321	16,122	15,609	15,428	15,294	15,392	14,884	13,740	13,944	14,232	13,741	13,185	12,902	12,514	11,711	12,911	13,538	13,555	13,252	13,086	12,843	12,725	12,804	12,782	12,232	12,594	12,359	12,207	12,034	11,436	11,878	11,742	12,360	12,375	12,271	12,064	12,108	12,090	12,083	12,171	12,526	12,103	11,970	11,786	11,650	11,528	11,463	11,231	11,197	11,002	10,847	10,756	10,548	10,339	10,206	10,277	10,483	10,422	10,406	10,103	10,020	10,050	9,900	9,400	9,339	9,663	9,768	9,855	9,446	9,640	10,033	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Account Value	$ 16,850	16,442	16,185	16,054	16,237	16,052	15,747	16,149	15,788	16,187	15,913	15,604	15,225	15,084	14,738	15,171	14,899	14,790	14,799	14,173	13,345	13,657	14,078	14,310	14,084	13,783	13,978	13,865	13,588	13,950	13,345	13,564	12,866	12,619	13,494	13,895	13,328	13,970	13,921	14,662	14,777	14,996	15,491	15,210	15,385	15,142	15,465	15,336	15,206	15,096	14,938	14,610	14,492	14,469	14,564	14,255	13,451	13,595	13,767	13,507	13,122	12,916	12,606	11,958	12,760	13,081	13,020	12,831	12,713	12,561	12,451	12,451	12,410	12,022	12,217	12,056	11,891	11,751	11,297	11,512	11,385	11,779	11,801	11,710	11,569	11,576	11,506	11,523	11,557	11,812	11,630	11,533	11,434	11,336	11,259	11,192	11,051	11,032	10,918	10,816	10,778	10,615	10,491	10,396	10,436	10,566	10,530	10,520	10,313	10,195	10,178	10,076	9,729	9,669	9,836	9,925	9,973	9,700	9,801	10,037	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Account Value	$ 16,850	16,442	16,185	16,054	16,237	16,052	15,747	16,149	15,788	16,187	15,913	15,604	15,225	15,084	14,738	15,171	14,899	14,790	14,799	14,173	13,345	13,657	14,078	14,310	14,084	13,783	13,978	13,865	13,588	13,950	13,345	13,564	12,866	12,619	13,494	13,895	13,328	13,970	13,921	14,662	14,777	14,996	15,491	15,210	15,385	15,142	15,465	15,336	15,206	15,096	14,938	14,610	14,492	14,469	14,564	14,255	13,451	13,595	13,767	13,507	13,122	12,916	12,606	11,958	12,760	13,081	13,020	12,831	12,713	12,561	12,451	12,451	12,410	12,022	12,217	12,056	11,891	11,751	11,297	11,512	11,385	11,779	11,801	11,710	11,569	11,576	11,506	11,523	11,557	11,812	11,630	11,533	11,434	11,336	11,259	11,192	11,051	11,032	10,918	10,816	10,778	10,615	10,491	10,396	10,436	10,566	10,530	10,520	10,313	10,195	10,178	10,076	9,729	9,669	9,836	9,925	9,973	9,700	9,801	10,037	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Account Value	$ 16,850	16,442	16,185	16,054	16,237	16,052	15,747	16,149	15,788	16,187	15,913	15,604	15,225	15,084	14,738	15,171	14,899	14,790	14,799	14,173	13,345	13,657	14,078	14,310	14,084	13,783	13,978	13,865	13,588	13,950	13,345	13,564	12,866	12,619	13,494	13,895	13,328	13,970	13,921	14,662	14,777	14,996	15,491	15,210	15,385	15,142	15,465	15,336	15,206	15,096	14,938	14,610	14,492	14,469	14,564	14,255	13,451	13,595	13,767	13,507	13,122	12,916	12,606	11,958	12,760	13,081	13,020	12,831	12,713	12,561	12,451	12,451	12,410	12,022	12,217	12,056	11,891	11,751	11,297	11,512	11,385	11,779	11,801	11,710	11,569	11,576	11,506	11,523	11,557	11,812	11,630	11,533	11,434	11,336	11,259	11,192	11,051	11,032	10,918	10,816	10,778	10,615	10,491	10,396	10,436	10,566	10,530	10,520	10,313	10,195	10,178	10,076	9,729	9,669	9,836	9,925	9,973	9,700	9,801	10,037	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 19,336	18,765	18,275	18,096	18,392	18,252	17,795	18,342	17,844	18,319	17,954	17,561	17,124	16,979	16,543	17,079	16,682	16,415	16,436	15,657	14,582	15,010	15,538	15,891	15,520	15,014	15,283	15,144	14,880	15,313	14,516	14,832	13,922	13,471	14,593	15,051	14,318	15,249	15,205	16,149	16,139	16,390	17,033	16,568	16,874	16,468	16,917	16,699	16,580	16,472	16,248	15,793	15,550	15,364	15,458	14,999	13,834	14,022	14,270	13,855	13,379	13,121	12,714	11,868	13,060	13,665	13,701	13,419	13,236	13,020	12,832	12,943	12,902	12,370	12,751	12,510	12,353	12,143	11,511	11,934	11,770	12,352	12,365	12,258	12,048	12,066	11,993	11,981	12,058	12,415	12,086	11,956	11,796	11,651	11,517	11,460	11,268	11,225	11,097	10,982	10,928	10,711	10,541	10,404	10,348	10,501	10,461	10,439	10,156	10,071	10,042	9,918	9,446	9,401	9,709	9,845	9,886	9,487	9,665	10,025	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 19,336	18,765	18,275	18,096	18,392	18,252	17,795	18,342	17,844	18,319	17,954	17,561	17,124	16,979	16,543	17,079	16,682	16,415	16,436	15,657	14,582	15,010	15,538	15,891	15,520	15,014	15,283	15,144	14,880	15,313	14,516	14,832	13,922	13,471	14,593	15,051	14,318	15,249	15,205	16,149	16,139	16,390	17,033	16,568	16,874	16,468	16,917	16,699	16,580	16,472	16,248	15,793	15,550	15,364	15,458	14,999	13,834	14,022	14,270	13,855	13,379	13,121	12,714	11,868	13,060	13,665	13,701	13,419	13,236	13,020	12,832	12,943	12,902	12,370	12,751	12,510	12,353	12,143	11,511	11,934	11,770	12,352	12,365	12,258	12,048	12,066	11,993	11,981	12,058	12,415	12,086	11,956	11,796	11,651	11,517	11,460	11,268	11,225	11,097	10,982	10,928	10,711	10,541	10,404	10,348	10,501	10,461	10,439	10,156	10,071	10,042	9,918	9,446	9,401	9,709	9,845	9,886	9,487	9,665	10,025	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 19,336	18,765	18,275	18,096	18,392	18,252	17,795	18,342	17,844	18,319	17,954	17,561	17,124	16,979	16,543	17,079	16,682	16,415	16,436	15,657	14,582	15,010	15,538	15,891	15,520	15,014	15,283	15,144	14,880	15,313	14,516	14,832	13,922	13,471	14,593	15,051	14,318	15,249	15,205	16,149	16,139	16,390	17,033	16,568	16,874	16,468	16,917	16,699	16,580	16,472	16,248	15,793	15,550	15,364	15,458	14,999	13,834	14,022	14,270	13,855	13,379	13,121	12,714	11,868	13,060	13,665	13,701	13,419	13,236	13,020	12,832	12,943	12,902	12,370	12,751	12,510	12,353	12,143	11,511	11,934	11,770	12,352	12,365	12,258	12,048	12,066	11,993	11,981	12,058	12,415	12,086	11,956	11,796	11,651	11,517	11,460	11,268	11,225	11,097	10,982	10,928	10,711	10,541	10,404	10,348	10,501	10,461	10,439	10,156	10,071	10,042	9,918	9,446	9,401	9,709	9,845	9,886	9,487	9,665	10,025	10,000
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Account Value	$ 24,230	23,393	22,195	22,706	24,021	25,112	24,181	26,036	23,928	24,098	23,823	23,842	22,533	22,895	21,933	23,337	22,101	20,862	21,225	19,523	17,992	19,007	20,061	20,659	19,840	18,175	18,774	18,922	19,550	19,911	18,229	19,298	18,185	16,454	18,120	18,700	16,870	18,666	18,527	19,944	19,672	19,455	20,967	19,954	20,557	19,415	20,217	19,831	19,763	19,967	19,928	19,070	18,219	17,059	16,806	15,777	13,806	13,512	13,966	13,492	12,897	12,737	11,869	10,395	13,033	14,400	14,786	14,382	13,967	13,811	13,400	13,987	13,822	12,841	13,953	13,414	13,491	12,942	11,717	13,212	12,812	14,164	14,320	13,877	13,637	13,579	13,041	13,075	12,955	13,556	13,177	13,148	12,682	12,402	11,934	12,120	12,014	11,823	11,881	11,782	11,828	11,526	11,336	11,093	10,271	10,553	10,621	10,568	10,133	10,091	9,863	9,744	8,979	8,854	9,389	9,797	9,666	9,150	9,455	10,014	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 19,898	18,873	17,916	18,340	19,679	20,791	20,260	22,084	19,901	20,192	20,052	20,356	18,479	18,651	17,760	19,105	18,445	17,458	18,164	16,186	14,843	15,929	16,926	17,817	16,790	15,528	15,673	15,960	16,760	17,048	15,534	16,613	16,233	14,624	16,173	16,511	14,951	16,290	16,266	18,055	17,833	17,645	19,524	19,098	19,928	19,115	19,696	19,265	19,987	19,607	19,566	19,164	18,973	17,860	17,005	15,651	13,215	12,944	13,391	12,677	12,335	11,914	11,186	9,835	12,565	13,720	14,175	13,778	13,233	12,894	12,631	13,287	13,211	12,339	13,379	12,940	13,216	12,563	11,293	12,815	12,614	14,151	14,500	13,901	13,663	13,566	12,789	12,680	12,518	13,022	12,690	12,742	12,385	12,280	11,559	11,708	11,621	11,233	11,466	11,342	11,327	11,113	11,069	10,767	9,687	10,171	10,059	9,884	9,327	9,333	9,127	8,986	8,322	8,322	9,125	9,607	9,304	8,808	9,263	9,884	10,000
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Account Value	$ 24,230	23,393	22,195	22,706	24,021	25,112	24,181	26,036	23,928	24,098	23,823	23,842	22,533	22,895	21,933	23,337	22,101	20,862	21,225	19,523	17,992	19,007	20,061	20,659	19,840	18,175	18,774	18,922	19,550	19,911	18,229	19,298	18,185	16,454	18,120	18,700	16,870	18,666	18,527	19,944	19,672	19,455	20,967	19,954	20,557	19,415	20,217	19,831	19,763	19,967	19,928	19,070	18,219	17,059	16,806	15,777	13,806	13,512	13,966	13,492	12,897	12,737	11,869	10,395	13,033	14,400	14,786	14,382	13,967	13,811	13,400	13,987	13,822	12,841	13,953	13,414	13,491	12,942	11,717	13,212	12,812	14,164	14,320	13,877	13,637	13,579	13,041	13,075	12,955	13,556	13,177	13,148	12,682	12,402	11,934	12,120	12,014	11,823	11,881	11,782	11,828	11,526	11,336	11,093	10,271	10,553	10,621	10,568	10,133	10,091	9,863	9,744	8,979	8,854	9,389	9,797	9,666	9,150	9,455	10,014	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 19,898	18,873	17,916	18,340	19,679	20,791	20,260	22,084	19,901	20,192	20,052	20,356	18,479	18,651	17,760	19,105	18,445	17,458	18,164	16,186	14,843	15,929	16,926	17,817	16,790	15,528	15,673	15,960	16,760	17,048	15,534	16,613	16,233	14,624	16,173	16,511	14,951	16,290	16,266	18,055	17,833	17,645	19,524	19,098	19,928	19,115	19,696	19,265	19,987	19,607	19,566	19,164	18,973	17,860	17,005	15,651	13,215	12,944	13,391	12,677	12,335	11,914	11,186	9,835	12,565	13,720	14,175	13,778	13,233	12,894	12,631	13,287	13,211	12,339	13,379	12,940	13,216	12,563	11,293	12,815	12,614	14,151	14,500	13,901	13,663	13,566	12,789	12,680	12,518	13,022	12,690	12,742	12,385	12,280	11,559	11,708	11,621	11,233	11,466	11,342	11,327	11,113	11,069	10,767	9,687	10,171	10,059	9,884	9,327	9,333	9,127	8,986	8,322	8,322	9,125	9,607	9,304	8,808	9,263	9,884	10,000
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Account Value	$ 24,230	23,393	22,195	22,706	24,021	25,112	24,181	26,036	23,928	24,098	23,823	23,842	22,533	22,895	21,933	23,337	22,101	20,862	21,225	19,523	17,992	19,007	20,061	20,659	19,840	18,175	18,774	18,922	19,550	19,911	18,229	19,298	18,185	16,454	18,120	18,700	16,870	18,666	18,527	19,944	19,672	19,455	20,967	19,954	20,557	19,415	20,217	19,831	19,763	19,967	19,928	19,070	18,219	17,059	16,806	15,777	13,806	13,512	13,966	13,492	12,897	12,737	11,869	10,395	13,033	14,400	14,786	14,382	13,967	13,811	13,400	13,987	13,822	12,841	13,953	13,414	13,491	12,942	11,717	13,212	12,812	14,164	14,320	13,877	13,637	13,579	13,041	13,075	12,955	13,556	13,177	13,148	12,682	12,402	11,934	12,120	12,014	11,823	11,881	11,782	11,828	11,526	11,336	11,093	10,271	10,553	10,621	10,568	10,133	10,091	9,863	9,744	8,979	8,854	9,389	9,797	9,666	9,150	9,455	10,014	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 19,898	18,873	17,916	18,340	19,679	20,791	20,260	22,084	19,901	20,192	20,052	20,356	18,479	18,651	17,760	19,105	18,445	17,458	18,164	16,186	14,843	15,929	16,926	17,817	16,790	15,528	15,673	15,960	16,760	17,048	15,534	16,613	16,233	14,624	16,173	16,511	14,951	16,290	16,266	18,055	17,833	17,645	19,524	19,098	19,928	19,115	19,696	19,265	19,987	19,607	19,566	19,164	18,973	17,860	17,005	15,651	13,215	12,944	13,391	12,677	12,335	11,914	11,186	9,835	12,565	13,720	14,175	13,778	13,233	12,894	12,631	13,287	13,211	12,339	13,379	12,940	13,216	12,563	11,293	12,815	12,614	14,151	14,500	13,901	13,663	13,566	12,789	12,680	12,518	13,022	12,690	12,742	12,385	12,280	11,559	11,708	11,621	11,233	11,466	11,342	11,327	11,113	11,069	10,767	9,687	10,171	10,059	9,884	9,327	9,333	9,127	8,986	8,322	8,322	9,125	9,607	9,304	8,808	9,263	9,884	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 19,336	18,765	18,275	18,096	18,392	18,252	17,795	18,342	17,844	18,319	17,954	17,561	17,124	16,979	16,543	17,079	16,682	16,415	16,436	15,657	14,582	15,010	15,538	15,891	15,520	15,014	15,283	15,144	14,880	15,313	14,516	14,832	13,922	13,471	14,593	15,051	14,318	15,249	15,205	16,149	16,139	16,390	17,033	16,568	16,874	16,468	16,917	16,699	16,580	16,472	16,248	15,793	15,550	15,364	15,458	14,999	13,834	14,022	14,270	13,855	13,379	13,121	12,714	11,868	13,060	13,665	13,701	13,419	13,236	13,020	12,832	12,943	12,902	12,370	12,751	12,510	12,353	12,143	11,511	11,934	11,770	12,352	12,365	12,258	12,048	12,066	11,993	11,981	12,058	12,415	12,086	11,956	11,796	11,651	11,517	11,460	11,268	11,225	11,097	10,982	10,928	10,711	10,541	10,404	10,348	10,501	10,461	10,439	10,156	10,071	10,042	9,918	9,446	9,401	9,709	9,845	9,886	9,487	9,665	10,025	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 19,336	18,765	18,275	18,096	18,392	18,252	17,795	18,342	17,844	18,319	17,954	17,561	17,124	16,979	16,543	17,079	16,682	16,415	16,436	15,657	14,582	15,010	15,538	15,891	15,520	15,014	15,283	15,144	14,880	15,313	14,516	14,832	13,922	13,471	14,593	15,051	14,318	15,249	15,205	16,149	16,139	16,390	17,033	16,568	16,874	16,468	16,917	16,699	16,580	16,472	16,248	15,793	15,550	15,364	15,458	14,999	13,834	14,022	14,270	13,855	13,379	13,121	12,714	11,868	13,060	13,665	13,701	13,419	13,236	13,020	12,832	12,943	12,902	12,370	12,751	12,510	12,353	12,143	11,511	11,934	11,770	12,352	12,365	12,258	12,048	12,066	11,993	11,981	12,058	12,415	12,086	11,956	11,796	11,651	11,517	11,460	11,268	11,225	11,097	10,982	10,928	10,711	10,541	10,404	10,348	10,501	10,461	10,439	10,156	10,071	10,042	9,918	9,446	9,401	9,709	9,845	9,886	9,487	9,665	10,025	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 19,336	18,765	18,275	18,096	18,392	18,252	17,795	18,342	17,844	18,319	17,954	17,561	17,124	16,979	16,543	17,079	16,682	16,415	16,436	15,657	14,582	15,010	15,538	15,891	15,520	15,014	15,283	15,144	14,880	15,313	14,516	14,832	13,922	13,471	14,593	15,051	14,318	15,249	15,205	16,149	16,139	16,390	17,033	16,568	16,874	16,468	16,917	16,699	16,580	16,472	16,248	15,793	15,550	15,364	15,458	14,999	13,834	14,022	14,270	13,855	13,379	13,121	12,714	11,868	13,060	13,665	13,701	13,419	13,236	13,020	12,832	12,943	12,902	12,370	12,751	12,510	12,353	12,143	11,511	11,934	11,770	12,352	12,365	12,258	12,048	12,066	11,993	11,981	12,058	12,415	12,086	11,956	11,796	11,651	11,517	11,460	11,268	11,225	11,097	10,982	10,928	10,711	10,541	10,404	10,348	10,501	10,461	10,439	10,156	10,071	10,042	9,918	9,446	9,401	9,709	9,845	9,886	9,487	9,665	10,025	10,000
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value	$ 12,150	12,108	12,064	12,021	11,980	11,941	11,897	11,850	11,803	11,757	11,707	11,651	11,599	11,551	11,495	11,445	11,393	11,346	11,296	11,244	11,194	11,142	11,093	11,043	10,994	10,947	10,903	10,862	10,818	10,780	10,744	10,706	10,673	10,650	10,628	10,608	10,599	10,594	10,589	10,586	10,584	10,583	10,583	10,583	10,582	10,582	10,582	10,581	10,581	10,581	10,581	10,581	10,580	10,580	10,579	10,578	10,577	10,577	10,575	10,574	10,573	10,572	10,571	10,571	10,549	10,535	10,522	10,507	10,494	10,476	10,457	10,439	10,419	10,398	10,376	10,355	10,334	10,315	10,295	10,275	10,256	10,237	10,221	10,204	10,188	10,172	10,158	10,144	10,131	10,121	10,110	10,100	10,092	10,084	10,075	10,066	10,058	10,050	10,045	10,039	10,036	10,032	10,028	10,025	10,023	10,021	10,018	10,016	10,014	10,011	10,010	10,008	10,005	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value	$ 12,150	12,108	12,064	12,021	11,980	11,941	11,897	11,850	11,803	11,757	11,707	11,651	11,599	11,551	11,495	11,445	11,393	11,346	11,296	11,244	11,194	11,142	11,093	11,043	10,994	10,947	10,903	10,862	10,818	10,780	10,744	10,706	10,673	10,650	10,628	10,608	10,599	10,594	10,589	10,586	10,584	10,583	10,583	10,583	10,582	10,582	10,582	10,581	10,581	10,581	10,581	10,581	10,580	10,580	10,579	10,578	10,577	10,577	10,575	10,574	10,573	10,572	10,571	10,571	10,549	10,535	10,522	10,507	10,494	10,476	10,457	10,439	10,419	10,398	10,376	10,355	10,334	10,315	10,295	10,275	10,256	10,237	10,221	10,204	10,188	10,172	10,158	10,144	10,131	10,121	10,110	10,100	10,092	10,084	10,075	10,066	10,058	10,050	10,045	10,039	10,036	10,032	10,028	10,025	10,023	10,021	10,018	10,016	10,014	10,011	10,010	10,008	10,005	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value	$ 12,150	$ 12,108	$ 12,064	$ 12,021	$ 11,980	$ 11,941	$ 11,897	$ 11,850	$ 11,803	$ 11,757	$ 11,707	$ 11,651	$ 11,599	$ 11,551	$ 11,495	$ 11,445	$ 11,393	$ 11,346	$ 11,296	$ 11,244	$ 11,194	$ 11,142	$ 11,093	$ 11,043	$ 10,994	$ 10,947	$ 10,903	$ 10,862	$ 10,818	$ 10,780	$ 10,744	$ 10,706	$ 10,673	$ 10,650	$ 10,628	$ 10,608	$ 10,599	$ 10,594	$ 10,589	$ 10,586	$ 10,584	$ 10,583	$ 10,583	$ 10,583	$ 10,582	$ 10,582	$ 10,582	$ 10,581	$ 10,581	$ 10,581	$ 10,581	$ 10,581	$ 10,580	$ 10,580	$ 10,579	$ 10,578	$ 10,577	$ 10,577	$ 10,575	$ 10,574	$ 10,573	$ 10,572	$ 10,571	$ 10,571	$ 10,549	$ 10,535	$ 10,522	$ 10,507	$ 10,494	$ 10,476	$ 10,457	$ 10,439	$ 10,419	$ 10,398	$ 10,376	$ 10,355	$ 10,334	$ 10,315	$ 10,295	$ 10,275	$ 10,256	$ 10,237	$ 10,221	$ 10,204	$ 10,188	$ 10,172	$ 10,158	$ 10,144	$ 10,131	$ 10,121	$ 10,110	$ 10,100	$ 10,092	$ 10,084	$ 10,075	$ 10,066	$ 10,058	$ 10,050	$ 10,045	$ 10,039	$ 10,036	$ 10,032	$ 10,028	$ 10,025	$ 10,023	$ 10,021	$ 10,018	$ 10,016	$ 10,014	$ 10,011	$ 10,010	$ 10,008	$ 10,005	$ 10,002	$ 10,002	$ 10,001	$ 10,001	$ 10,001	$ 10,001	$ 10,000	$ 10,000